Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net of allowance	$ 12,681	$ 15,107	$ 4,996
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	125	125	125
Common stock, shares outstanding	125	125	125
Predecessor Company
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock | Predecessor Company
Common stock share redemption, par value	$ 0.0001	$ 0.0001
Common stock share redemption, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	2,092,969	1,686,834
Common stock, shares outstanding	2,092,969	1,686,834
Common stock subject to possible redemption	42,907,031	43,313,166
Class B Common Stock | Predecessor Company
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	11,250,000	11,250,000
Common stock, shares outstanding	11,250,000	11,250,000